Derivative Instruments and Financial Risk Management - Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against U.S. Dollar and Rate of Exchange of U.S. Dollar (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Israel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	0.20%	0.92%
Rate of Devaluation (Appreciation) Against U.S. Dollar	(3.31%)	(3.71%)
Rate of Exchange of U.S. Dollar	3.51	3.63
Canada [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	2.31%	1.56%
Rate of Devaluation (Appreciation) Against U.S. Dollar	(3.01%)	2.31%
Rate of Exchange of U.S. Dollar	1.29	1.33